Restatement of Previously Issued Financial Statements - Schedule of Condensed Financial Statements - Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 16, 2020	Mar. 31, 2020	Jan. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Additional Paid-in Capital	$ 14,689,698	$ 30,869,475	$ 9,884,554	$ 7,706,287
Total stockholders' deficit	5,000,008	5,000,006			$ 15,931	$ 0
Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Additional Paid-in Capital		5,123,060	5,069,161	5,019,473
Total stockholders' deficit		5,000,010
Revision of Prior Period, Reclassification, Adjustment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Additional Paid-in Capital		25,746,415	$ 4,815,393	$ 2,686,814
Total stockholders' deficit		(4)
Micromidas, Inc.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Total redeemable convertible preferred stock	95,982,863	95,982,863					$ 95,982,863
Additional Paid-in Capital	3,324,197	2,642,600					1,011,278
Total stockholders' deficit	(148,283,939)	(95,861,047)			(73,142,653)		(67,983,441)	$ (69,297,462)
Micromidas, Inc. | Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Additional Paid-in Capital		98,623,356					96,992,034
Total stockholders' deficit		119,709					27,997,315
Micromidas, Inc. | Revision of Prior Period, Reclassification, Adjustment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Total redeemable convertible preferred stock		95,980,756					95,982,863
Additional Paid-in Capital		(95,980,756)					(95,980,756)
Total stockholders' deficit		(95,980,756)					(95,980,756)
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series A
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value	31,477,562	31,477,562			31,477,562		31,477,562	31,477,562
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series A | Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value		1,320					1,320
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series A | Revision of Prior Period, Reclassification, Adjustment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value		31,476,242					31,476,242
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series B
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value	41,125,321	41,125,321			41,125,321		41,125,321	41,125,321
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series B | Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value		628					628
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series B | Revision of Prior Period, Reclassification, Adjustment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value		41,124,693					41,124,693
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series C
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value	$ 23,379,980	23,379,980			$ 23,379,980		23,379,980	$ 23,379,980
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series C | Previously Reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value		159					159
Micromidas, Inc. | Redeemable Convertible Preferred Stock Series C | Revision of Prior Period, Reclassification, Adjustment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable convertible preferred stock,value		$ 23,379,821					$ 23,379,821